CONSOLIDATED CONDENSED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Operating expenses
General and administrative expenses	$ 2,692,000	$ 3,004,000	$ 14,705,000	$ 12,425,000
Total operating expenses	9,766,000	10,796,000	45,475,000	44,590,000
Change in fair value of warrant liabilities	(66,397,000)	1,009,000	(84,455,000)	1,493,000
Total other income (expense)	(72,670,000)	(5,273,000)	(106,732,000)	(11,558,000)
Net loss	$ (82,553,000)	$ (17,471,000)	$ (156,124,000)	$ (59,414,000)
Weighted-average number of shares outstanding used to compute net loss per share attributable to common stockholders, basic and diluted	12,263,160	9,075,646	9,474,749	10,703,380
Net loss per share attributable to common stockholders, basic and diluted	$ (6.73)	$ (2.97)	$ (17.48)	$ (6.05)
Star Peak Energy Transition Corp [Member]
Operating expenses
General and administrative expenses	$ 521,271		$ 3,136,965	$ 9,566
General and administrative expenses - related party	30,000		163,210
Franchise tax expense	49,415	$ 1,100	200,000	840
Total operating expenses	600,686	1,100	3,500,175	10,406
Change in fair value of warrant liabilities	(155,781,741)	0	109,269,830
Net gain from Investments held in Trust Account	35,469		136,707
Total other income (expense)	(155,746,272)		(109,133,123)
Net loss	$ (156,346,958)	(1,100)	$ (112,633,298)	$ (10,406)
Star Peak Energy Transition Corp [Member] | Class A common stock
Operating expenses
Weighted-average number of shares outstanding used to compute net loss per share attributable to common stockholders, basic and diluted	38,358,504		38,208,123
Star Peak Energy Transition Corp [Member] | Common Class B
Operating expenses
General and administrative expenses			$ 3,300,000
Franchise tax expense			63,000
Change in fair value of warrant liabilities			(109,300,000)
Net loss	$ 156,300,000	$ 0	$ 112,600,000
Weighted-average number of shares outstanding used to compute net loss per share attributable to common stockholders, basic and diluted	9,589,626	8,750,000	9,589,626	9,589,626
Net loss per share attributable to common stockholders, basic and diluted	$ (16.30)	$ 0.00	$ (11.75)	$ 0.00